LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2021
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

10.   LAND USE RIGHTS, NET

Land use rights held by the Company represent operating lease prepayments and are amortized over the remaining term of the respective rights.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Cost	278,138	368,101	57,763
Accumulated amortization	(22,765)	(30,866)	(4,843)
Land use rights, net	255,373	337,235	52,920

The carrying amounts of land use rights pledged by the Company to secure borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Land use rights	141,000	135,821	21,313